SUPPLEMENTAL INFORMATION - Oil and gas exploration and development (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total costs incurred	¥ 68,351	¥ 55,093	¥ 54,454
Mainland China
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total costs incurred	67,352	54,388	53,540
Other countries
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total costs incurred	999	705	914
Group
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration	21,762	16,752	16,295
Development	46,147	38,241	37,412
Total costs incurred	67,909	54,993	53,707
Group | Mainland China
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration	21,762	16,752	16,295
Development	45,590	37,636	37,245
Total costs incurred	67,352	54,388	53,540
Group | Other countries
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Development	557	605	167
Total costs incurred	557	605	167
Equity method investments
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total costs incurred	442	100	747
Equity method investments | Other countries
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total costs incurred	¥ 442	¥ 100	¥ 747